[AIM LOGO APPEARS HERE]          Dear Shareholder:
--Registered Trademark--
                                 As the end of the calendar year arrived, the
              [PHOTO OF          U.S. economy began to slow. In the fall of
           Robert H. Graham      2000, rising oil prices, unrest in the Middle
           Chairman of the       East and unease about corporate earnings
LETTER     Board of the Fund     shortfalls combined to produce a steep market
TO OUR      APPEARS HERE]        decline, following the considerable
SHAREHOLDERS                     volatility that had whipsawed investors just
               months earlier. Uncertainty about the outcome of the presidential election also roiled markets, and the December resolution of the election controversy failed to produce a sustained rally. By then, the Federal Reserve Board (the Fed) indicated that it might consider cutting interest rates in the wake of indications of slower economic growth. But the Fed's bias shift was insufficient to counteract investors' concerns, and most key market indexes recorded losses for calendar year 2000.
                 In January 2001, the Fed cut short-term interest rates a full percentage point--half a point at a rare inter-meeting move and another half-point at its scheduled month-end meeting--leaving the federal funds rate (the rate banks charge one another for overnight loans) at 5.5%. While markets immediately rallied, the excitement gave way to further trepidation about the slowing economy and uncertain corporate earnings. Then on March 20, just before the end of the reporting period, the Fed cut rates by 50 basis points a third time, to 5.0%, citing pressure on profit margins and consumer consumption.

               YOUR INVESTMENT PORTFOLIO

               For the fiscal year ended March 31, 2001, the performance of the portfolio's Reserve Class was quite competitive; its average monthly yield was 2.35%, and its seven-day yield was 2.63%. (Had the advisor and distributor not waived fees during the reporting period, performance would have been lower.) Net assets of the Reserve Class stood at $15.87 million at the close of the fiscal year.
                 The Cash Reserve Portfolio continues to hold the highest
               credit-quality ratings given by three nationally known credit-rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios awarded the highest rating by three nationally recognized ratings agencies, according to IMoneyNet, Inc. (formerly IBC Financial Data, Inc.).
                 The Cash Reserve Portfolio invests solely in securities rated
               "first-tier" as defined in Rule 2a-7 under the Investment Company Act of 1940. Its objective is to generate as high a level of federally tax-exempt income as is consistent with preservation of capital and the maintenance of liquidity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

                                                                     (continued)

               IN CONCLUSION

               The U.S. economy grew at an annual rate of just 1.0% during the last quarter of 2000, its weakest performance in more than five years, accentuating how dramatically the economy has slowed. Fed Chairman Alan Greenspan has not ruled out the possibility of a more extended downturn if consumers become so disconcerted that they stop spending. However, reasons for optimism remain. Inflation continues to be low; the Fed has indeed begun easing, and interest-rate reductions have historically been positive for economic growth.
                 We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. If you have any questions, please contact one of our representatives at 800-659-1005.

               Respectfully submitted,


               /s/ ROBERT H. GRAHAM
               Robert H. Graham
               Chairman

SCHEDULE OF INVESTMENTS
March 31, 2001

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
SHORT-TERM MUNICIPAL OBLIGATIONS - 100.95%
ALABAMA - 2.30%
Birmingham (City of)(YMCA-Birmingham);
 Public Park and Recreation Board VRD
 Series 1996 RB (LOC-Amsouth Bank of
 Alabama)
  3.60%, 06/01/16(b)                          --  VMIG-1   2,690      2,690,000
-------------------------------------------------------------------------------
Birmingham (City of) Medical Clinic Board
 (University of Alabama Health Services
 Foundation); VRD Series 1991 RB
 (LOC-Amsouth Bank of Alabama)
  3.55%, 12/01/26(b)                         A-1  VMIG-1  14,000     14,000,000
-------------------------------------------------------------------------------
Birmingham (City of) Waterworks & Sewer
 Board; Refunding Series 1992 RB
  6.10%, 01/01/02(c)(d)                      NRR     NRR   1,000      1,040,663
-------------------------------------------------------------------------------
Homewood Medical Clinic Board (Lakeshore
 Foundation Project); VRD Series 2000 RB
 (LOC-Amsouth Bank of Alabama)
  3.55%, 11/01/24(b)                         A-1      --   8,000      8,000,000
===============================================================================
                                                                     25,730,663
===============================================================================
ALASKA - 0.18%
Anchorage (City of); Unlimited Tax Series
 2001 TAN
  3.75%, 12/14/01                           SP-1    MIG1 $ 2,000 $    2,008,213
===============================================================================
ARIZONA - 0.36%
Central Arizona Water Conservation
 District Contract; Series 1991 B RB
  6.50%, 05/01/01(c)(d)                      NRR     NRR   1,000      1,021,698
-------------------------------------------------------------------------------
Tucson (City of); Unlimited Tax Series
 1991 D GO
  6.75%, 07/01/01(c)(d)                      NRR     NRR   2,950      3,005,215
===============================================================================
                                                                      4,026,913
===============================================================================
COLORADO - 0.82%
Arapahoe (County of) Capital Improvement
 Trust Fund; VRD Series 2000
 PT 437 P-Floats
  3.55%, 08/31/05(b)(c)(d)(e)               A-1+     NRR   3,995      3,995,000
-------------------------------------------------------------------------------
Arvada (City of) (Water Utility
 Improvements); Refunding VRD
 Series 2001 RB
  3.80%, 11/01/20(b)(d)                     A-1+      --   1,000      1,000,000
-------------------------------------------------------------------------------
287/42 General Improvement District;
 Ltd. VRD Tax Series 2000 GO (LOC-U.S.
 Bank N.A.)
  3.60%, 12/01/31(b)                         A-1      --   1,750      1,750,000
-------------------------------------------------------------------------------
287/42 General Improvement District;
 Ltd. VRD Tax Series 2000 GO (LOC- U.S.
 Bank N.A.)
  3.60%, 12/01/31(b)                         A-1      --   2,500      2,500,000
===============================================================================
                                                                      9,245,000
===============================================================================

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
CONNECTICUT - 0.00%
Connecticut (State of) Special Tax
 Obligation; Transportation
 Infrastructure VRD Series 1990 (LOC-
 Commerzbank A.G.)
  3.25%, 12/01/10(b)                       A-1  VMIG-1 $    16 $       16,000
=============================================================================
FLORIDA - 7.72%
Capital Projects Financing Authority
 (Capital Projects Loan Program); VRD
 Series 2000 H RB (LOC-Bayerische
 Vereinsbank)
  3.65%, 12/01/30(b)                        --  VMIG-1  10,000     10,000,000
-----------------------------------------------------------------------------
Florida (State of) Capital Trust Agency;
 Multifamily Housing VRD Series 1999 B
 RB
  3.60%, 12/01/32(b)(f)                   A-1+      --  40,400     40,400,000
-----------------------------------------------------------------------------
Gulf Breeze (City of) Healthcare
 Facilities (Heritage Health Care
 Project); VRD Series 1999 RB
  3.60%, 01/01/24(b)                        --  VMIG-1   5,800      5,800,000
-----------------------------------------------------------------------------
Halifax Hospital Medical Center;
 Refunding Series 1991 A RB
  6.75%, 10/01/01(c)(d)(g)                 NRR     NRR   3,530      3,659,899
-----------------------------------------------------------------------------
Hollywood (City of) Water & Sewer
 Improvements; Refunding Series 1991 RB
  6.88%, 10/01/01(c)(d)(g)                 NRR     NRR   5,000      5,184,006
-----------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
 Authority (Samuel C. Taylor Foundation
 Project); Refunding VRD Series 1998 RB
 (LOC-Nationsbank N.A.)
  3.60%, 12/01/23(b)(h)                     --      --   2,500      2,500,000
-----------------------------------------------------------------------------
Miami-Dade (County of) Educational
 Facilities Authority (Carlos Albizu
 University Project); VRD Series 2000 RB
 (LOC-Bank of America)
  3.60%, 12/01/25(b)(h)                     --      --   5,000      5,000,000
-----------------------------------------------------------------------------
North Miami (City of) Educational
 Facilities (Miami County Day School
 Project); VRD Series 1999 RB (LOC-Bank
 of America N.A.)
  3.60%, 08/01/19(b)(h)                     --      --   1,850      1,850,000
-----------------------------------------------------------------------------
Orange (County of) Health Facilities
 Authority (Hospital Association
 Health); VRD Series 2000 A RB
  3.65%, 06/01/30(b)(g)                     --  VMIG-1  12,000     12,000,000
=============================================================================
                                                                   86,393,905
=============================================================================
GEORGIA - 3.89%
Burke (County of) Development Authority;
 Commercial Paper Notes Series 1998-A
  3.50%, 04/06/01                         A-1+  VMIG-1   1,000      1,000,000
-----------------------------------------------------------------------------
Cobb (County of) Kennestone Hospital
 Authority (Equipment Pool Project);
 VRD Series 1999 RAC
  3.65%, 04/01/26(b)                      A-1+  VMIG-1  15,000     15,000,000
-----------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
Georgia - (continued)
Columbus (City of) Water & Sewer
 Improvements; Series 1991 RB
  6.88%, 11/01/01(c)(d)                    NRR     NRR $ 2,500 $    2,599,006
-----------------------------------------------------------------------------
De Kalb (County of) Private Hospital
 Authority (Egleston Children's
 Hospital); VRD Series 1994 A RAC (LOC-
 Suntrust Bank)
  3.45%, 03/01/24(b)                      A-1+  VMIG-1      48         48,000
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of
 Georgia); VRD Series 00-01 Class C
  3.55%, 07/01/15(b)(e)                  A-1+c      --   7,000      7,000,000
-----------------------------------------------------------------------------
Floyd (County of) Development Authority
 (Shorter College Project); VRD Series
 1998 RB (LOC-Suntrust Bank)
  3.60%, 06/01/17(b)                      A-1+      --   4,000      4,000,000
-----------------------------------------------------------------------------
South (County of) Hospital Authority
 (Georgia Alliance Community
 Hospitals); VRD Series 1999 A RB
  3.65%, 04/01/29(b)(g)                     --  VMIG-1  13,900     13,900,000
=============================================================================
                                                                   43,547,006
=============================================================================
HAWAII - 0.81%
Eagle Tax Exempt Trust (State of
 Hawaii); VRD Series 2000-1101
  3.55%, 02/01/16(b)(e)(g)               A-1+c      --   6,000      6,000,000
-----------------------------------------------------------------------------
Honolulu (City and County of);
 Unlimited Tax Series 1991 A GO
  6.70%, 08/01/01(c)(d)                    NRR     NRR   3,000      3,064,788
=============================================================================
                                                                    9,064,788
=============================================================================
ILLINOIS - 8.85%
Bear Stearns Municipal Securities Trust
 Certificates (Illinois Sales Tax);
 Class A VRD Series 1998 A-25 RB
  3.60%, 03/15/07(b)(e)                    A-1      --  10,000     10,000,000
-----------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust
 Certificates (Illinois State Toll
 Highway Authority); Refunding Class A
 VRD Series 1998-67 RB
  3.60%, 02/15/12(b)(e)(g)                 A-1      --  11,700     11,700,000
-----------------------------------------------------------------------------
Chicago (City of); MERLOTS Ltd. VRD
 Series 2000 A12 GO
  3.59%, 01/01/23(b)(e)(g)                  --  VMIG-1  10,000     10,000,000
-----------------------------------------------------------------------------
Du Page & Will (Counties of) Community
 School District #204; Unlimited Tax
 Series 1993 GO
  4.95%, 12/30/01(g)                       AAA     Aaa   1,000      1,012,727
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of
 Illinois); VRD Series 2000-1304 Class
 A COP
  3.55%, 06/01/19(b)(e)(g)               A-1+c      --   7,340      7,340,000
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (Cook County
 Regional Transportation Authority);
 VRD Series 2000-1301
  3.55%, 07/01/23(b)(e)(g)               A-1+c      --  14,000     14,000,000
-----------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
Illinois - (continued)
East Peoria (City of) (Radnor/East
 Peoria Partnership Project);
 Multifamily Housing VRD Series 1983 RB
 (LOC-Bank of America NT)
  3.75%, 06/01/08(b)                        --     Aa1 $ 4,695 $    4,695,000
-----------------------------------------------------------------------------
Illinois Development Finance Authority
 (American Youth Hostels Project); VRD
 Series 1998 RB (LOC-Bank of America NT)
  3.55%, 09/01/28(b)                      A-1+      --   1,000      1,000,000
-----------------------------------------------------------------------------
Illinois Development Finance Authority
 (Chicago Commons Association Project);
 VRD Series 1999 RB (LOC-Bank of America
 NT)
  3.55%, 01/01/29(b)                      A-1+      --   4,000      4,000,000
-----------------------------------------------------------------------------
Illinois Development Finance Authority
 (Jewish Charities Program); VRD Series
 2000 A RAN (LOC-Harris Trust & Savings
 Bank)
  3.55%, 06/29/01(b)                      A-1+      --   4,190      4,190,000
-----------------------------------------------------------------------------
Illinois Development Finance Authority
 (Local Government Financing Program);
 VRD Series 1999 A RB
  3.65%, 09/01/29(b)(g)                     --  VMIG-1  10,000     10,000,000
-----------------------------------------------------------------------------
Illinois Health Facilities Authority
 (Friendship Village of Schaumburg); VRD
 Series 1997 B RB (LOC-Lasalle National
 Bank)
  3.52%, 12/01/21(b)                      A-1+      --  10,000     10,000,000
-----------------------------------------------------------------------------
Illinois Sales Tax; Series 1991 N RB
  7.00%, 06/15/01(c)(d)                    NRR     NRR   1,685      1,729,714
-----------------------------------------------------------------------------
Illinois Sales Tax; Series 1999 Z RB
  4.00%, 06/15/01                          AAA     Aa2   1,980      1,983,181
-----------------------------------------------------------------------------
University of Illinois; MERLOTS VRD
 Series 2000 S RB
  3.59%, 04/01/30(b)(e)(g)                  --  VMIG-1   7,400      7,400,000
=============================================================================
                                                                   99,050,622
=============================================================================
INDIANA - 0.49%
Auburn (City of) (Sealed Power Corp.
 Project) Development VRD Series
 1985 RB (LOC-NBD Bank)
  3.35%, 07/01/10(b)                        --  VMIG-1   1,200      1,200,000
-----------------------------------------------------------------------------
Indiana Bond Bank (Short Term Revolving
 Fund Program); Gtd. Series 1993 A RB
  5.80%, 02/01/02                          AAA      --     800        814,637
-----------------------------------------------------------------------------
Indiana Health Facilities Financing
 Authority (Community Hospital
 Projects); Hospital VRD Series 2000 A
 RB (LOC-Bank of America)
  3.55%, 07/01/28(b)                      A-1+      --     433        433,000
-----------------------------------------------------------------------------
Lake (County of) (Correctional
 Facilities Improvement);
 Unlimited Tax Series 1999 GO
  4.13%, 01/15/02(g)                       AAA     Aaa   1,000      1,007,094
-----------------------------------------------------------------------------
Sullivan (City of) National Rural
 Utilities; Commercial Paper Notes
 Series L-5
  2.85%, 04/04/01                         A-1+     P-1   2,000      2,000,000
=============================================================================
                                                                    5,454,731
=============================================================================

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)     VALUE
IOWA - 2.24%
Dubuque (County of) (Sisters of Mercy
 Health Corp.); Hospital Series 1991 L RB
  7.00%, 08/15/01(c)(d)(g)                   NRR     NRR $ 5,305 $  5,481,258
-----------------------------------------------------------------------------
Iowa Finance Authority (YMCA of Greater
 Des Moines); Economic Development VRD
 Series 2000 RB (LOC-Wells Fargo Bank
 N.A.)
  3.60%, 06/10/10(b)(i)                       --      --   4,000    4,000,000
-----------------------------------------------------------------------------
Iowa Higher Education Loan Authority
 (Grand View College Project); Private
 College Facilities VRD Series 2000 RB
 (LOC-Firstar Bank N.A.)
  3.90%, 10/01/25(b)                        A-1+      --   2,000    2,000,000
-----------------------------------------------------------------------------
Iowa Higher Education Loan Authority
 (Wartburg Theological Seminary Project);
 Private College Facilities VRD Series
 2000 RB (LOC-Allied Irish Bank PLC)
  3.85%, 03/01/30(b)                          --  VMIG-1   3,700    3,700,000
-----------------------------------------------------------------------------
Iowa School Corp. (Iowa School Cash
 Anticipation Program);
 Warrant Ctfs. Series 2000 A
  5.50%, 06/22/01(g)                       SP-1+   MIG-1   4,000    4,008,680
-----------------------------------------------------------------------------
Mount Vernon (City of) (Cornell College
 Project); Private College VRD Series 1985
 RB (LOC-First Bank N.A.)
  3.60%, 10/01/15(b)                          --  VMIG-1   2,800    2,800,000
-----------------------------------------------------------------------------
Polk (County of);
 Hospital Equipment & Improvement VRD
 Series 1985 RB
  3.60%, 12/01/05(b)(g)                      A-1  VMIG-1   3,070    3,070,000
=============================================================================
                                                                   25,059,938
=============================================================================
KANSAS - 1.69%
Kansas Development Finance Authority
 (Hays Medical Center);
 VRD Series 2000 N RB (LOC-Firstar Bank)
  3.85%, 05/15/26(b)                          --  VMIG-1  14,555   14,555,000
-----------------------------------------------------------------------------
Wichita (City of) (YMCA of Wichita
 Project); Recreational Facilities
 VRD Series 1998 XI RB (LOC-Bank of
 America NT)
  3.60%, 08/01/09(b)                        A-1+      --   4,400    4,400,000
=============================================================================
                                                                   18,955,000
=============================================================================
KENTUCKY - 3.88%
Kentucky Area Developing Districts
 Financing Trust (Weekly Acquisition
 Lease Program); VRD Series 2000 RB
  3.55%, 06/01/33(b)                         A-1      --  24,400   24,400,000
-----------------------------------------------------------------------------
Kentucky Association of Counties Advance
 Revenue/Cash Flow Borrowings; Series
 2000 TRAN
  5.00%, 06/29/01                          SP-1+      --   5,000    5,005,831
-----------------------------------------------------------------------------
Kentucky Infrastructure Authority
 (Revolving Fund Program);
 Series 1991 E RB
  6.40%, 06/01/01(c)(d)                      NRR     NRR   1,000    1,024,635
-----------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)     VALUE
Kentucky - (continued)
Kentucky Interlocal School Transportation
 Association; Series 2000 TRAN
  5.00%, 06/29/01                          SP-1+      -- $10,000 $ 10,014,003
-----------------------------------------------------------------------------
Kentucky Rural Water Finance Corp.
 (Public Project Construction Notes);
 Unlimited Tax Series 2000 GO
  5.00%, 02/01/02                             --   MIG-1   3,000    3,043,770
=============================================================================
                                                                   43,488,239
=============================================================================
LOUISIANA - 0.53%
Eagle Tax Exempt Trust (City of New
 Orleans); VRD Series 2000-1801
  3.55%, 12/01/21(b)(e)(g)                  A-1+      --   6,000    6,000,000
=============================================================================
MARYLAND - 1.10%
Howard (County of) (Construction & Public
 Improvement); Unlimited Tax Series 2000
 A GO
  4.50%, 02/15/02                            AAA     Aaa   1,000    1,011,880
-----------------------------------------------------------------------------
Maryland Economic Development Corp.
 (Legal Aid Bureau Inc. Facility); VRD
 Series 2001 RB
  3.55%, 02/01/21(b)                         A-1      --   3,000    3,000,000
-----------------------------------------------------------------------------
Morgan Stanley Float Program (Washington
 Suburban Sanitary District); Floating
 Rate Trust Ctfs. Unlimited Tax VRD
 Series 2000-246 GO
  3.58%, 06/01/09(b)(e)                       --  VMIG-1   8,305    8,305,000
=============================================================================
                                                                   12,316,880
=============================================================================
MAINE - 0.27%
Eagle Tax Exempt Trust (Maine Turnpike);
 VRD Series 2000-1901
  3.55%, 07/01/30(b)(e)(g)                 A-1+c      --   3,000    3,000,000
=============================================================================
MASSACHUSETTS - 1.75%
Massachusetts; Unlimited Refunding Tax
 Series 1995 GO
  4.90%, 07/01/01                            AA-     Aa2   2,500    2,507,117
-----------------------------------------------------------------------------
Massachusetts State Health & Educational
 Facilities Authority (Capital Assets
 Program); VRD Series 1985 D RB
  3.70%, 01/01/35(b)                        A-1+  VMIG-1  12,000   12,000,000
-----------------------------------------------------------------------------
Massachusetts State Health & Educational
 Facilities Authority (Fallon Healthcare
 System); Series 1991 A RB
  6.75%, 06/01/01(c)(d)(g)                   NRR     NRR   5,000    5,118,593
=============================================================================
                                                                   19,625,710
=============================================================================
MICHIGAN - 6.63%
Bear Stearns Municipal Securities Trust
 Ctfs., Detroit (City of) Sewage Disposal
 Systems; Refunding VRD Series 1999-81
 Class A RB
  3.60%, 10/01/02(b)(e)(g)                 A-1+c      --  15,000   15,000,000
-----------------------------------------------------------------------------
Dearborn Michigan Economic Development
 (Henry Ford Village Inc.); Ltd. Tax
 Obligation VRD Series 1998 RB (LOC-
 Comerica Bank)
  3.55%, 10/01/23(b)(i)                       --      --   9,800    9,800,000
-----------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)     VALUE
Michigan - (continued)
Detroit (City of) Water Supply System;
 Sr. Lien MERLOTS VRD Series 1999 D RB
  3.59%, 07/01/29(b)(e)(g)                    --  VMIG-1 $10,000 $ 10,000,000
-----------------------------------------------------------------------------
Farmington Hills Hospital Finance
 Authority (Botsford General Hospital);
 VRD Hospital Series 1991 B RB
  3.85%, 02/15/16(b)(g)                      A-1  VMIG-1   3,000    3,000,000
-----------------------------------------------------------------------------
Jackson County Economic Development Corp.
 (Sealed Power Corp.); Economic
 Development Refunding VRD Series 1984 RB
 (LOC-NBD Bank)
  3.35%, 10/01/19(b)                          --  VMIG-1   1,000    1,000,000
-----------------------------------------------------------------------------
Kent (County of) (Refuse Disposal System);
 Refunding Ltd. Tax Series 1997 A GO
  4.63%, 11/01/01                            AAA     Aaa   1,415    1,424,074
-----------------------------------------------------------------------------
Michigan Municipal Bond Authority (School
 Loan Bond Program); Series 1998 RB
  5.00%, 12/01/01                             AA     Aa1   2,000    2,020,510
-----------------------------------------------------------------------------
Michigan State Hospital Finance Authority
 (Daughters of Charity); Series 1991 RB
  7.00%, 11/01/01(c)(d)                      NRR     NRR   5,000    5,207,324
-----------------------------------------------------------------------------
Michigan State Hospital Finance Authority
 (Mercy Mount Clemens Corp.); Series 1992
 RB
  6.00%, 05/15/01(c)(d)                      NRR     NRR   3,000    3,005,067
-----------------------------------------------------------------------------
Michigan State Housing Development
 Authority; Ltd. Tax Obligation VRD TEAMS
 Series 1985 RB (LOC-Bank One Michigan)
  3.60%, 12/01/07(b)                          --  VMIG-1   4,050    4,050,000
-----------------------------------------------------------------------------
Michigan Strategic Fund (Detroit Science
 Center Project); VRD Series 2000 RB
 (LOC-Bank One Michigan)
  3.55%, 01/01/31(b)                          --  VMIG-1  11,800   11,800,000
-----------------------------------------------------------------------------
Michigan Strategic Fund (Leader Dogs for
 the Blind); Ltd. Tax Obligation VRD
 Series 2000 RB (LOC-Comerica Bank)
  3.55%, 02/01/10(b)(i)                       --      --   4,350    4,350,000
-----------------------------------------------------------------------------
Michigan Strategic Fund (260 Brown St.
 Associates Project); Convertible Ltd. Tax
 Obligation VRD Series 1985 RB (LOC-
 Comerica Bank)
  3.55%, 10/01/15(b)                          --  VMIG-1   3,580    3,580,000
=============================================================================
                                                                   74,236,975
=============================================================================
MINNESOTA - 1.29%
Egan (City of) (Aspenwoods of Eagan
 Project); Multifamily Housing Refunding
 VRD Series 1994 RB
  3.55%, 01/01/26(b)                         A-1      --   1,400    1,400,000
-----------------------------------------------------------------------------
Rochester (City of) Health Care
 Facilities; Commercial Paper Notes
 Series 88-F
  3.05%, 05/23/01                           A-1+      --  13,000   13,000,000
=============================================================================
                                                                   14,400,000
=============================================================================

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
MISSISSIPPI - 0.44%
Mississippi Business Finance Corp.
 (Mississippi College Project);
 Refunding VRD Series 1999 B RB (LOC-
 Bank of America N.A.)
  3.55%, 02/01/09(b)(h)                     --      -- $ 4,900 $    4,900,000
=============================================================================
MISSOURI - 0.63%
Boone (County of) (Boone Hospital Center
 Project); Hospital VRD Series 2000 C RB
 (LOC-Firstar Bank N.A.)
  3.60%, 08/15/20(b)                        --  VMIG-1   1,000      1,000,000
-----------------------------------------------------------------------------
Kansas (City of) Industrial Development
 Authority (Baptist Health System);
 Hospital VRD Series 1988 A RB
 (LOC-Bank of America N.A.)
  3.60%, 08/01/18(b)                        --  VMIG-1   2,705      2,705,000
-----------------------------------------------------------------------------
Kansas City (City of) Municipal
 Assistance Corp. (H. Roe Bartle);
 Leasehold Improvement Series 1991 B RB
  6.63%, 04/15/01(c)(d)(g)                 NRR     NRR   1,225      1,250,596
-----------------------------------------------------------------------------
Missouri Health and Educational
 Facilities Authority (Rockhurst College
 Project); Educational Facilities VRD
 Series 1995 RB (LOC-AIB Group)
  3.55%, 11/01/25(b)                        --     Aa3   1,100      1,100,000
-----------------------------------------------------------------------------
Missouri Higher Education Loan
 Authority; Sr. Student Loan
 Series 1997 N RB
  4.60%, 02/15/02                           --     Aaa   1,000      1,011,931
=============================================================================
                                                                    7,067,527
=============================================================================
NEW HAMPSHIRE - 0.16%
New Hampshire; Unlimited Tax Series 1991
 A GO
  6.60%, 06/15/01(c)(d)                    NRR     NRR   1,720      1,765,769
=============================================================================
NEVADA - 1.65%
Clark (County of) School District;
 Unlimited Tax VRD GO
  3.75%, Series 2001 A 06/15/21(b)(g)     A-1+  VMIG-1   2,200      2,200,000
-----------------------------------------------------------------------------
  3.85%, Series 2001 B 06/15/21(b)(g)     A-1+  VMIG-1   3,500      3,500,000
-----------------------------------------------------------------------------
Las Vegas Valley (City of) Water
 District (SNWA Water Supply);
 Commercial Paper Notes Series A
  3.25%, 05/30/01                         A-1+     P-1  11,000     11,000,000
-----------------------------------------------------------------------------
Reno (City of) Hospital (St. Mary's
 Health Care Group); Series 1991 A RB
  6.70%, 07/01/01(c)(d)(g)                 NRR     NRR   1,700      1,742,718
=============================================================================
                                                                   18,442,718
=============================================================================
NORTH CAROLINA - 0.95%
North Carolina Educational Facilities
 Financing Agency (Charlotte Day
 School); Educational Facilities VRD
 Series 2000 RB (LOC-Bank of America
 N.A.)
  3.55%, 08/01/20(b)(h)                     --      --   1,000      1,000,000
-----------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
North Carolina - (continued)
North Carolina Medical Care Community
 Hospital (Carolina Medicorp Project);
 Series 1991 RB
  6.00%, 05/01/01(c)(d)                    NRR     NRR $ 2,000 $    2,002,947
-----------------------------------------------------------------------------
North Carolina Medical Care Community
 Hospital (Lincoln Health Systems
 Project); VRD Series 1996 A RB (LOC-
 Bank of America N.A.)
  3.55%, 04/01/16(b)                      A-1+      --   2,100      2,100,000
-----------------------------------------------------------------------------
North Carolina Medical Care Community
 Hospital (Pooled Equipment Funding
 Project); ACES VRD Series 1985 RB
  3.45%, 12/01/25(b)(g)                    A-1  VMIG-1   5,500      5,500,000
=============================================================================
                                                                   10,602,947
=============================================================================
OHIO - 0.76%
Bay Village (City of) School District;
 Series 2001 BAN
  3.75%, 06/01/01(i)                        --      --   2,000      2,002,321
-----------------------------------------------------------------------------
Bay Village (City of) School District;
 Unlimited Tax Series 2000 BAN
  4.75%, 06/01/01(i)                        --      --   3,000      3,002,956
-----------------------------------------------------------------------------
Hamilton (County of) (Health Alliance of
 Greater Cincinnati); Hospital
 Facilities VRD Series 1997 E RB
  3.40%, 01/01/18(b)                      A-1+  VMIG-1     775        775,000
-----------------------------------------------------------------------------
Marion (County of) (Pooled Lease
 Program); Hospital Improvement VRD
 Series 1992 RB (LOC-Bank One Akron
 N.A.)
  3.55%, 10/01/22(b)                       A-1      --     930        930,000
-----------------------------------------------------------------------------
Ohio Housing Financing Agency (Kenwood
 Congregate Retirement Community
 Project); Multifamily Housing VRD
 Series 1985 RB (LOC-Morgan Guaranty
 Trust)
  4.25%, 12/01/15(b)                        --  VMIG-1     756        756,000
-----------------------------------------------------------------------------
Ohio State Public Facilities Commission
 (Higher Education Facilities); Series
 1991 II-A RB
  6.30%, 05/01/01(c)(d)(g)                 NRR     NRR   1,000      1,021,538
=============================================================================
                                                                    8,487,815
=============================================================================
OKLAHOMA - 4.64%
Claremore (City of) Public Works
 Authority; Refunding Capital
 Improvement Series 2000 RB
  5.50%, 06/01/01(d)                        --     Aaa   1,065      1,066,026
-----------------------------------------------------------------------------
Enid (City of) Municipal Authority;
 Refunding Sales Tax & Utility
 Series 1992 RB
  6.20%, 02/01/02(c)(d)(g)                 NRR     NRR   1,500      1,565,296
-----------------------------------------------------------------------------
Grand River Dam Authority; Refunding
 Series 1993 RB
  5.00%, 06/01/01(g)                       AAA     Aaa     850        851,873
-----------------------------------------------------------------------------
Oklahoma (City of) Industrial & Cultural
 Facilities (Oklahoma City University
 Project); VRD Series 1985 RB
  3.70%, 08/01/15(b)                        --  VMIG-1   8,500      8,500,000
-----------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
Oklahoma - (continued)
Oklahoma (County of) Finance Authority
 (Oklahoma County Housing
 Preservation); Series 2000 RB
  3.60%, 01/01/33(b)                      A-1+      -- $15,000 $   15,000,000
-----------------------------------------------------------------------------
Oklahoma Development Financing
 Authority (Oklahoma Hospital
 Association); VRD Series 1999 A RB
  3.65%, 06/01/29(b)                      A-1+      --  22,795     22,795,000
-----------------------------------------------------------------------------
Oklahoma Water Resources Board (Clean
 Water Short-Term Revolving Fund);
 Series 2001 RB
  4.00%, 10/01/01                        SP-1+      --   1,100      1,104,587
-----------------------------------------------------------------------------
Washington (County of) Medical
 Authority (Jane Phillips Medical
 Center Project); Refunding Series 1996
 RB
  4.75%, 11/01/01(g)                       AAA      --   1,055      1,063,694
=============================================================================
                                                                   51,946,476
=============================================================================
OREGON - 0.11%
Clackamas (County of) (Willamette View
 Inc. Project); Hospital Facilities
 Series 1991 RB (LOC-U.S. National Bank
 of Oregon)
  7.00%, 11/15/01(c)(d)                    NRR     NRR   1,150      1,198,370
=============================================================================
PENNSYLVANIA - 6.73%
Allegheny (County of); Refunding
 Unlimited Tax VRD Series 2000 C-50 GO
  4.50%, 05/01/01(b)                       A-1  VMIG-1  20,000     20,000,000
-----------------------------------------------------------------------------
Allegheny (County of); Unlimited Tax
 Series 2000 C-51 GO
 4.25%, 05/01/01(b)                       A-1  VMIG-1   4,000      4,000,000
-----------------------------------------------------------------------------
Bedford (County of) Industrial
 Development Authority (Seton Co.); VRD
 Series 1985 IDR (LOC-First Union
 National Bank)
  3.50%, 11/01/05(b)                       A-1      --   2,500      2,500,000
-----------------------------------------------------------------------------
Bethlehem (City of) Water Authority;
 Series 1992 RB
  6.25%, 11/15/01(c)(d)(g)                 NRR     NRR   2,000      2,039,737
-----------------------------------------------------------------------------
Dauphin (County of) General Authority
 (Education & Health Loan Program); VRD
 Series 1997 RB
  3.53%, 11/01/17(b)(g)                     --  VMIG-1   9,700      9,700,000
-----------------------------------------------------------------------------
Dauphin (County of) General Authority
 (School District Funding Program II);
 Series 1997 RB
  4.45%, 09/01/01(d)(g)                    NRR     NRR   4,550      4,559,255
-----------------------------------------------------------------------------
East Hempfield (Township) Industrial
 Development Authority (The Mennonite
 Home Project); VRD Series 2000 RB
 (LOC-Northern Trust Company)
  3.55%, 06/01/25(b)                      A-1+      --   4,000      4,000,000
-----------------------------------------------------------------------------
Franklin (County of) Industrial
 Development Authority (Chambersburg
 Hospital); Health Care VRD Series 2000
 RB
  3.55%, 12/01/24(b)(g)                    A-1      --   5,500      5,500,000
-----------------------------------------------------------------------------
Lancaster (County of); Unlimited Tax
 VRD Series 2000 GO
  3.53%, 05/01/30(b)(g)                   A-1+      --   3,700      3,700,000
-----------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
Pennsylvania - (continued)
Lebanon (County of) Health Facilities
 (United Church of Christ Homes); VRD
 Series 1997 RB (LOC-Allfirst Bank)
  3.55%, 12/01/22(b)                       A-1      -- $ 3,900 $    3,900,000
-----------------------------------------------------------------------------
Pennsylvania Higher Educational
 Facilities Authority (Temple
 University); College & University
 First Series 1991 RB
  6.50%, 04/01/01(c)(d)(g)                 NRR     NRR   1,320      1,346,522
-----------------------------------------------------------------------------
Schuylkill (County of); Unlimited Tax
 VRD Series 2000 GO
  3.53%, 09/01/15(b)(g)                    A-1      --   8,000      8,000,000
-----------------------------------------------------------------------------
University of Pittsburgh of the
 Commonwealth System of Higher
 Education (Pittsburgh Asset Notes-
 Panthers); Refunding Series 2001 RB
  4.00%, 04/04/02                        SP-1+   MIG-1   2,500      2,519,456
-----------------------------------------------------------------------------
Washington (County of) Authority
 (Municipal Facilities Lease); VRD
 Series 1985 B-1 Subseries C RB (LOC-
 Allied Irish Bank PLC)
  3.53%, 12/15/18(b)                       A-1      --   3,600      3,600,000
=============================================================================
                                                                   75,364,970
=============================================================================
RHODE ISLAND - 1.35%
Eagle Tax Exempt Trust (Rhode Island &
 Providence); Refunding VRD Series
 943901 Class A COP
  3.55%, 06/15/07(b)(e)(g)               A-1+c      --  15,175     15,175,000
=============================================================================
SOUTH CAROLINA - 1.75%
Eagle Tax Exempt Trust (South Carolina
 State Public Service Authority); VRD
 Series 2000-4001
  3.55%, 01/01/22(b)(e)(g)               A-1+c      --  10,100     10,100,000
-----------------------------------------------------------------------------
South Carolina Educational Facilities
 Authority for Private Nonprofit
 Institutions (The Allen University
 Project); VRD Series 1998 RB (LOC-Bank
 of America N.A.)
  3.60%, 09/01/18(b)                      A-1+      --   2,000      2,000,000
-----------------------------------------------------------------------------
South Carolina Jobs Economic
 Development Authority (The Lowman Home
 Inc. Project); Health Facilities
 Series 1996 RB
  6.63%, 12/01/01(c)(d)                    NRR     NRR   1,000      1,035,515
-----------------------------------------------------------------------------
South Carolina Public Service
 Authority; MERLOTS VRD
 Series 2000 L RB
  3.59%, 01/01/22(b)(e)(g)                  --  VMIG-1   6,500      6,500,000
=============================================================================
                                                                   19,635,515
=============================================================================
TENNESSEE - 11.06%
Clarksville Public Building Authority;
 VRD Funding Series 2001 RB (LOC-Bank
 of America N.A.)
  3.55%, 07/01/16(b)                        --  VMIG-1  13,795     13,795,000
-----------------------------------------------------------------------------
Clarksville Public Building Authority
 (Tennessee Municipal Bond Fund); VRD
 Pooled Funding RB (LOC-Bank of America
 N.A.)
  3.55%, Series 1997 11/01/27(b)            --  VMIG-1 $10,000     10,000,000
-----------------------------------------------------------------------------
  3.55%, Series 1999 06/01/29(b)            --  VMIG-1   1,800      1,800,000
-----------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
Tennessee - (continued)
Eagle Tax Exempt Trust (Chattanooga); VRD
 Series 2000-4202
  3.55%, 10/01/27(b)(e)(g)                 A-1+c      -- $ 6,000 $    6,000,000
-------------------------------------------------------------------------------
Hamilton (County of) Industrial
 Development Board (Trade Center Hotel
 Associates #2); Refunding VRD Series
 1998 B IDR (LOC-Mellon Bank N.A.)
  3.65%, 09/01/16(b)                          --  VMIG-1   4,242      4,242,250
-------------------------------------------------------------------------------
Hamilton (County of) Industrial
 Development Board (Trade Center Hotel
 Associates #3); Refunding VRD Series
 1998 C IDR (LOC-Mellon Bank N.A.)
  3.65%, 09/01/16(b)                          --  VMIG-1   4,842      4,842,250
-------------------------------------------------------------------------------
Hamilton (County of) Industrial
 Development Board (Trade Center Hotel
 Associates #4); Refunding VRD Series
 1998 D IDR (LOC-Mellon Bank N.A.)
  3.65%, 09/01/16(b)                          --  VMIG-1   3,587      3,587,750
-------------------------------------------------------------------------------
Hamilton (County of) (Tennessee
 Aquarium); VRD Series 1991 RB (LOC-Bank
 of America)
  3.55%, 07/01/21(b)                        A-1+      --   3,000      3,000,000
-------------------------------------------------------------------------------
Memphis (City of) Health Education &
 Housing Facility Board (American
 International Group Inc.); Multifamily
 Program VRD Series 2000 RB
  3.60%, 08/01/32(b)                        A-1+      --  10,000     10,000,000
-------------------------------------------------------------------------------
Montgomery (County of) Public Building
 Authority (Montgomery County LN); Pooled
 Funding Government Obligation VRD Series
 1995 RB (LOC-Bank of America N.A.)
  3.55%, 07/01/15(b)                        A-1+      --   4,530      4,530,000
-------------------------------------------------------------------------------
Nashville and Davidson Counties
 Industrial Development Board of the
 Metropolitan Government (Amberwood, Ltd.
 Project); Multifamily Housing Refunding
 IDR (LOC-Commerzbank A.G.)
  3.75% VRD Series 1993 A, 07/01/13(b)      A-1+     P-1   2,050      2,050,000
-------------------------------------------------------------------------------
  3.75% VRD Series 1993 B, 07/01/13(b)      A-1+     P-1   1,755      1,755,000
-------------------------------------------------------------------------------
Nashville and Davidson Counties
 Industrial Development Board of the
 Metropolitan Government (West Meade
 Place Project); Refunding VRD Series
 1993 RB
  3.55%, 10/01/15(b)                        A-1+      --   2,910      2,910,000
-------------------------------------------------------------------------------
Sevier (County of) Public Building
 Authority (Local Government Public
 Improvement); RB
  3.50%, VRD Series 1995 B-2 06/01/06(b)      --  VMIG-1   3,285      3,285,000
-------------------------------------------------------------------------------
  3.50%, VRD Series 1995 A-2
   06/01/10(b)(g)                             --  VMIG-1   3,695      3,695,000
-------------------------------------------------------------------------------
  3.50%, VRD Series 1995 A 06/01/15(b)(g)     --  VMIG-1   4,840      4,840,000
-------------------------------------------------------------------------------
  3.90%, VRD Series 2000 IV B-7
   06/01/20(b)(g)                             --  VMIG-1   3,200      3,200,000
-------------------------------------------------------------------------------
  3.90%, VRD Series 1999 IV A-3
   06/01/20(b)(g)                             --  VMIG-1   3,300      3,300,000
-------------------------------------------------------------------------------
  3.90%, VRD Series 2000 IV-4
   06/01/21(b)(g)                             --  VMIG-1   1,600      1,600,000
-------------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
Tennessee - (continued)
Sevier (County of) Public Building
 Authority (Local Government Public
 Improvement); RB - (continued)
  3.90%, VRD Series 2000 IV-1
   06/01/23(b)(g)                           --  VMIG-1 $11,150 $   11,150,000
-----------------------------------------------------------------------------
  3.90%, VRD Series 2000 IV F-1
   06/01/25(b)(g)                           --  VMIG-1   7,200      7,200,000
-----------------------------------------------------------------------------
  3.90%, VRD Series 2000 IV E-1
   06/01/30(b)(g)                           --  VMIG-1   6,000      6,000,000
-----------------------------------------------------------------------------
Shelby (County of) Health & Education
 (Baptist Memorial Hospital); Commercial
 Paper Notes (LOC-Bank of America)
  4.15%, 04/27/01                         A-1+      --   3,500      3,500,000
-----------------------------------------------------------------------------
  4.15%, 06/13/01                         A-1+      --   7,500      7,500,000
=============================================================================
                                                                  123,782,250
=============================================================================
TEXAS - 13.52%
Arlington (City of) Independent School
 District; Unlimited Tax Series 1991 GO
  6.38%, 08/15/01                           --     Aaa   1,010      1,021,627
-----------------------------------------------------------------------------
Bexar (County of) Texas Housing Finance
 Authority (Fountainhead Apartments);
 Refunding Multifamily Housing VRD
 Series 1996 RB
  3.45%, 09/15/26(b)                      A-1+      --     989        989,000
-----------------------------------------------------------------------------
Collin (County of); Ltd. Tax Note
 Series 2001 GO
  4.38%, 02/15/02                          AA+     Aaa   1,470      1,482,243
-----------------------------------------------------------------------------
Dallas (City of) Water & Sewer;
 Commercial Paper Notes Series B
  4.15%, 04/05/01                         A-1+     P-1   4,454      4,454,000
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (Houston
 Airport); VRD Series 2000-4307
  3.55%, 07/01/28(b)(e)(g)               A-1+c      --  15,750     15,750,000
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (Houston Higher
 Education Finance Corp.-Rice
 University); VRD Series 2001-4303
 Series A
  3.55%, 11/15/29(b)(e)                  A-1+c      --   2,500      2,500,000
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (Houston Water &
 Sewer); VRD Series 974305 Class A
  3.55%, 12/01/27(b)(e)(g)               A-1+c      --  14,005     14,005,000
-----------------------------------------------------------------------------
Fort Worth (City of); Commercial Paper
 Notes Series B
  3.00%, 04/04/01                         A-1+     P-1  10,655     10,655,000
-----------------------------------------------------------------------------
Garland (City of); Refunding Ltd. Tax
 Series 1992 GO
  5.80%, 08/15/01                           AA     Aa2   2,000      2,016,832
-----------------------------------------------------------------------------
Grand Prairie (City of) Sports Facility
 Development Corp.; Refunding Sales
 Tax Series 1999 B RB
  4.00%, 09/15/01(d)                        --     Aaa   1,015      1,018,866
-----------------------------------------------------------------------------
Harris County Health Facilities
 Development Corp. (Gulf Coast Regional
 Blood Center Project); VRD Series 1992
 RB (LOC-Texas Commerce Bank N.A.)
  3.65%, 04/01/17(b)                      A-1+      --   3,050      3,050,000
-----------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
Texas - (continued)
Harris (County of) Toll Road; Floating
 Trust Series 2000 N1 Regulation D
  3.55%, 08/01/03(b)(e)                     --  VMIG-1 $10,000 $   10,000,000
-----------------------------------------------------------------------------
Houston (City of); Commercial Paper
 Notes Series C
  2.40%, 04/09/01                         A-1+     P-1   2,000      2,000,000
-----------------------------------------------------------------------------
Houston (City of) Independent School
 District; Ltd. Public Property
 Contractual Obligations Tax Series
 1998 GO
  4.00%, 07/15/01                           AA     Aa3   1,000      1,002,069
-----------------------------------------------------------------------------
Lower Colorado River Authority; VRD
 Series 1999 PT 1186 P-Floats
  4.45%, 05/15/19(b)(e)(g)               A-1+c      --  14,480     14,480,000
-----------------------------------------------------------------------------
North Central Texas Health Facility
 Development Corp. (Baylor Health Care
 System); Series 1992 A RB
  6.00%, 05/15/01                          AA-     Aa3   1,805      1,810,263
-----------------------------------------------------------------------------
Northside Independent School District;
 Refunding Unlimited Tax Series 2001 GO
  5.00%, 02/15/02                          AAA     Aaa   2,860      2,903,501
-----------------------------------------------------------------------------
Richardson (City of); Ltd. Ctfs.
 Obligation Tax Series 1999 GO
  5.15%, 02/15/02                          AA+     Aa1   1,300      1,321,613
-----------------------------------------------------------------------------
Richardson (City of) Independent School
 District; Refunding Unlimited Tax
 Series 1998 GO
  5.00%, 02/15/02                          AAA     Aaa   2,500      2,537,272
-----------------------------------------------------------------------------
San Antonio (City of) Electric & Gas;
 Commercial Paper Notes Series A (LOC-
 Bank of New York)
  3.00%, 04/03/01                         A-1+     P-1  15,000     15,000,000
-----------------------------------------------------------------------------
  4.15%, 04/05/01                         A-1+     P-1  14,100     14,100,000
-----------------------------------------------------------------------------
San Antonio (City of) Electric & Gas;
 Refunding RB
  4.40%, Series 1994 02/01/02               AA     Aa1   1,810      1,826,769
-----------------------------------------------------------------------------
  5.00%, Series 1998 A 02/01/02             AA     Aa1   2,500      2,529,858
-----------------------------------------------------------------------------
Tarrant (County of); Ltd. Ctfs.
 Obligation Tax Series 1997 A GO
  4.35%, 07/15/01                          AAA     Aaa   1,000      1,003,148
-----------------------------------------------------------------------------
Texas A&M University (Financing
 Systems); Refunding Series 1997 RB
  5.25%, 05/15/01                          AA+     AA1   1,000      1,001,127
-----------------------------------------------------------------------------
Texas (State of); Series 2000 TRAN
  5.25%, 08/31/01                        SP-1+   MIG-1  15,000     15,058,380
-----------------------------------------------------------------------------
Texas Public Finance Authority;
 Commercial Paper Notes Series B
  3.20%, 04/05/01                         A-1+     P-1   2,700      2,700,000
-----------------------------------------------------------------------------
Trinity River Industrial Development
 Authority (Radiation Sterilizers, Inc.
 Project); VRD IDR (LOC-Comerica Bank)
  3.60%, Series 1985 A 11/01/05(b)         A-1      --     500        500,000
-----------------------------------------------------------------------------
  3.60%, Series 1985 B 11/01/05(b)         A-1      --   1,650      1,650,000
-----------------------------------------------------------------------------
University of Texas Board of Regents;
 Commercial Paper Notes Series A
  3.10%, 05/08/01                         A-1+     P-1   3,002      3,002,000
=============================================================================
                                                                  151,368,568
=============================================================================

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
UTAH - 0.30%
Davis (County of) School District;
 Unlimited Tax Series 1991 GO
  6.55%, 12/01/01(c)(d)(g)                 NRR     NRR $ 1,160 $    1,178,446
-----------------------------------------------------------------------------
Murray (City of) (IHC Hospitals Inc.);
 Refunding Hospital
 Series 1993 RB
  4.70%, 05/15/01(g)                       AAA     Aaa   2,175      2,176,001
=============================================================================
                                                                    3,354,447
=============================================================================
VIRGINIA - 0.97%
Norfolk (City of) (Sentara Health
 System); Commercial Paper Notes
  4.15%, 06/20/01                         A-1+     P-1   4,000      4,000,000
-----------------------------------------------------------------------------
Roanoke (City of); Refunding Unlimited
 Tax Series 1992 B GO
  6.30%, 08/01/01(c)(d)                    NRR     NRR   1,250      1,278,338
-----------------------------------------------------------------------------
Virginia Public Building Authority;
 Series 1991 A RB
  6.50%, 08/01/01(c)(d)                    NRR     NRR   5,415      5,569,249
=============================================================================
                                                                   10,847,587
=============================================================================
WASHINGTON - 7.44%
ABN AMRO Munitops Certificates Trust;
 Refunding Ltd. Multistate Non-AMT VRD
 Series 2000-01 Ctfs.
  3.58%, 07/01/06(b)(e)(g)                  --  VMIG-1  10,000     10,000,000
-----------------------------------------------------------------------------
ABN AMRO Munitops Certificates Trust;
 VRD Series 1999-12 Ctfs.
  3.58%, 07/04/07(b)(e)(g)                  --  VMIG-1   5,000      5,000,000
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (King County);
 VRD Series 97C4702 Class A COP
  3.55%, 01/01/20(b)(e)                  A-1+c      --   9,900      9,900,000
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (Washington
 Public Power Supply Systems Project
 No. 2); VRD Series 964703 Class A COP
  3.55%, 07/01/11(b)(e)(g)               A-1+c      --   5,870      5,870,000
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (Washington
 State); VRD Series 984701 Class A COP
  3.55%, 05/01/18(b)(e)                  A-1+c      --  14,400     14,400,000
-----------------------------------------------------------------------------
Issaquah (City of) Community
 Properties; Special VRD Series 2001 A
 RB (LOC-Bank of America N.A.)
  3.60%, 02/15/21(b)                        --  VMIG-1  10,150     10,150,000
-----------------------------------------------------------------------------
Port Seattle (City of); Refunding
 Series 2000 C RB
  4.55%, 02/01/02                          AA-     Aa2   1,000      1,010,597
-----------------------------------------------------------------------------
Port Seattle (City of) Industrial
 Development Corp. (Sysco Food Services
 Project); Refunding VRD Series 1994 RB
  3.55%, 11/01/25(b)                      A-1+  VMIG-1   4,700      4,700,000
-----------------------------------------------------------------------------
Snohomish (County of) School District
 Number 002 (Everett); Refunding
 Unlimited Tax Series 2001 GO
  3.75%, 12/01/01                          AA+     Aa1   1,880      1,886,618
-----------------------------------------------------------------------------

                                            RATING(a)     PAR
                                           S&P  MOODY'S  (000)      VALUE
Washington - (continued)
Washington (State of); Unlimited Tax
 Series 1999 PT 1139 P-Floats
  4.45%, 05/17/01(b)(e)                   A-1+c      -- $ 9,985 $    9,985,000
-------------------------------------------------------------------------------
Washington State Health Care Facilities
 Authority (Sisters of St. Joseph of
 Peace); Refunding VRD Series 1993 RB
  3.50%, 04/01/18(b)(g)                     A-1  VMIG-1   5,400      5,400,000
-------------------------------------------------------------------------------
Washington State Housing Finance
 Commission (Spokane Community College
 Foundation); Non-Profit VRD Series 2000
 A RB (LOC-Bank of America N.A.)
  3.60%, 07/01/30(b)                       A-1+      --   1,800      1,800,000
-------------------------------------------------------------------------------
Washington (State of) Public Power
 Supply System (Nuclear Project No. 1);
 Refunding Series 1993 A RB
  5.25%, 07/01/01                           AA-     Aa1   2,250      2,254,090
-------------------------------------------------------------------------------
Washington (State of) Public Power
 Supply System (Nuclear Project No. 2);
 Refunding Series 1993 B RB
  5.00%, 07/01/01                           AA-     Aa1   1,000      1,001,210
===============================================================================
                                                                    83,357,515
===============================================================================
WISCONSIN - 3.69%
Franklin (City of); Series 2000 BAN
  4.75%, 06/01/01                            --   MIG-1  10,000     10,000,000
-------------------------------------------------------------------------------
Milwaukee (City of) Metropolitan Sewer
 District; Unlimited Tax Series 1989 A
 GO
  7.00%, 09/01/01                           AA-     Aa1   1,000      1,016,567
-------------------------------------------------------------------------------
Milwaukee (County of); Unlimited Tax
 Series 1992 A GO
  6.50%, 12/01/01(c)(d)                     NRR     NRR   2,125      2,171,647
-------------------------------------------------------------------------------
River Falls School District; Series 2001
 BAN
  5.13%, 11/30/01                            --   MIG-1   3,575      3,594,619
-------------------------------------------------------------------------------
Wisconsin Rural Water Construction Loan;
 Community Program Series 2000 A BAN
  5.25%, 01/15/02                            --   MIG-1   1,800      1,827,655
-------------------------------------------------------------------------------
Wisconsin State Clean Water; Series
 1991-1 RB
  6.40%, 06/01/01                           AA+     Aa2   2,100      2,107,011
-------------------------------------------------------------------------------
Wisconsin State Health & Educational
 Facilities Authority (Gundersen
 Lutheran Medical Center); VRD RB
  3.85%, Series 2000 A 12/01/15(b)(g)      A-1+      --   9,565      9,565,000
-------------------------------------------------------------------------------
  3.85%, Series 2000 B 12/01/29(b)(g)      A-1+      --   9,000      9,000,000
-------------------------------------------------------------------------------
Wisconsin (State of); Unlimited Tax GO
  5.80%, Series 1992 A 05/01/01              AA     Aa2   1,000      1,001,207
-------------------------------------------------------------------------------
  5.25%, Series 1996 C 05/01/01              AA     Aa2   1,000      1,000,727
===============================================================================
                                                                    41,284,433
===============================================================================
TOTAL INVESTMENTS - 100.95% (Cost
 $1,130,202,490)(j)                                              1,130,202,490
_______________________________________________________________________________
===============================================================================
OTHER ASSETS LESS LIABILITIES - (0.95)%                            (10,610,683)
_______________________________________________________________________________
===============================================================================
NET ASSETS - 100.00%                                            $1,119,591,807
_______________________________________________________________________________
===============================================================================

INVESTMENT ABBREVIATIONS:
 ACES     Automatically Convertible Securities
 BAN      Bond Anticipation Notes
 COP      Certificates of Participation
 Ctfs.    Certificates
 GO       General Obligation
 Gtd.     Guaranteed
 IDR      Industrial Development Revenue Bonds
 LOC      Letter of Credit
 Ltd.     Limited
 MERLOTS  Municipal Exempt Receipts Liquidity Optional Tender Securities
 RAC      Revenue Anticipation Certificates
 RAN      Revenue Anticipation Notes
 RB       Revenue Bonds
 Sr.      Senior
 TAN      Tax Anticipation Notes
 TEAMS    Tax Exempt Adjustable Mode Securities
 TRAN     Tax and Revenue Anticipation Notes
 VRD      Variable Rate Demand Notes

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P") except as otherwise indicated in note
    (h) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of the security. Ratings are not covered by Report of Independent Auditors.
(b) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined periodically. Rates shown are the rates in effect on 03/31/2001.
(c) Secured by an escrow fund of U.S. Treasury obligations.
(d) Subject to an irrevocable call or mandatory put by the issuer. Par value and maturity date reflect such call or put.
(e) These certificates of participation instruments involve the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically.
(f) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The market value represents 3.61% of the Fund's net assets.
(g) Secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, or MBIA Insurance Co.
(h) The ratings for the following securities are assigned by Fitch IBCA
    ("Fitch"):

                            SECURITY                          RATING
                            --------                          ------
     Miami-Dade (County of) Educational Facilities Authority   F1+
     North Miami (City of) Educational Facilities              F1+
     Jacksonville (City of) Health Facilities Authority        F1+
     Mississippi Business Finance Corp.                        F1+
     North Carolina Educational Facilities Financing Agency    F1+

    Ratings are not covered by Report of Independent Auditors.
(i) Determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Directors and followed by the investment advisor.
(j) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2001

ASSETS:
Investments, at value (amortized cost)                        $1,130,202,490
----------------------------------------------------------------------------
Cash                                                               2,494,810
----------------------------------------------------------------------------
Receivables for:
 Investments sold                                                    105,000
----------------------------------------------------------------------------
 Interest                                                          9,075,753
----------------------------------------------------------------------------
Investment for deferred compensation plan                             65,028
----------------------------------------------------------------------------
Other assets                                                          98,315
============================================================================
 Total assets                                                  1,142,041,396
============================================================================
LIABILITIES:
Payables for:
 Investments purchased                                            19,081,462
----------------------------------------------------------------------------
 Dividends                                                         3,094,021
----------------------------------------------------------------------------
 Deferred compensation plan                                           65,028
----------------------------------------------------------------------------
Accrued advisory fees                                                    395
----------------------------------------------------------------------------
Accrued administrative services fees                                  25,849
----------------------------------------------------------------------------
Accrued distribution fees                                             45,821
----------------------------------------------------------------------------
Accrued transfer agent fees                                           30,167
----------------------------------------------------------------------------
Accrued operating expenses                                           106,846
============================================================================
 Total liabilities                                                22,449,589
============================================================================
Net assets applicable to shares outstanding                   $1,119,591,807
____________________________________________________________________________
============================================================================
NET ASSETS:
 Institutional Class                                          $  929,920,544
____________________________________________________________________________
============================================================================
 Private Investment Class                                     $  141,946,120
____________________________________________________________________________
============================================================================
 Personal Investment Class                                    $      722,441
____________________________________________________________________________
============================================================================
 Cash Management Class                                        $   15,668,075
____________________________________________________________________________
============================================================================
 Reserve Class                                                $   15,870,994
____________________________________________________________________________
============================================================================
 Resource Class                                               $   15,463,633
____________________________________________________________________________
============================================================================
CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:
INSTITUTIONAL CLASS:
 Authorized                                                   16,000,000,000
----------------------------------------------------------------------------
 Outstanding                                                     929,908,143
____________________________________________________________________________
============================================================================
PRIVATE INVESTMENT CLASS:
 Authorized                                                    1,100,000,000
----------------------------------------------------------------------------
 Outstanding                                                     141,941,908
____________________________________________________________________________
============================================================================
PERSONAL INVESTMENT CLASS:
 Authorized                                                    1,100,000,000
----------------------------------------------------------------------------
 Outstanding                                                         722,437
____________________________________________________________________________
============================================================================
CASH MANAGEMENT CLASS:
 Authorized                                                    1,100,000,000
----------------------------------------------------------------------------
 Outstanding                                                      15,668,347
____________________________________________________________________________
============================================================================
RESERVE CLASS:
 Authorized                                                    1,100,000,000
----------------------------------------------------------------------------
 Outstanding                                                      15,869,823
____________________________________________________________________________
============================================================================
RESOURCE CLASS:
 Authorized                                                    1,100,000,000
----------------------------------------------------------------------------
 Outstanding                                                      15,464,007
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
 all classes                                                  $         1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the year ended March 31, 2001

INVESTMENT INCOME:
Interest Income                                       $42,517,509
==================================================================
EXPENSES:
Advisory fees                                           2,351,333
------------------------------------------------------------------
Administrative services fees                              156,520
------------------------------------------------------------------
Custodian fees                                             49,405
------------------------------------------------------------------
Distribution fees:
 Private Investment Class                                 537,089
------------------------------------------------------------------
 Personal Investment Class                                  1,481
------------------------------------------------------------------
 Cash Management Class                                     13,148
------------------------------------------------------------------
 Reserve Class                                            214,448
------------------------------------------------------------------
 Resource Class                                            24,334
------------------------------------------------------------------
Transfer agent fees                                       207,763
------------------------------------------------------------------
Directors' fees                                            10,859
------------------------------------------------------------------
Other                                                     289,587
==================================================================
  Total expenses                                        3,855,967
==================================================================
Less: Fees waived                                      (1,250,113)
==================================================================
  Net expenses                                          2,605,854
==================================================================
Net investment income                                  39,911,655
==================================================================
Net realized gain from investment securities               11,410
==================================================================
Net increase in net assets resulting from operations  $39,923,065
__________________________________________________________________
==================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended March 31, 2001 and 2000

                                                  2001            2000
                                             --------------  --------------
OPERATIONS:
 Net investment income                       $   39,911,655  $   35,508,776
----------------------------------------------------------------------------
 Net realized gain (loss) from investment
  securities                                         11,410            (532)
============================================================================
  Net increase in net assets resulting from
   operations                                    39,923,065      35,508,244
============================================================================
Distributions to shareholders from net
 investment income:
 Institutional Class                            (34,442,821)    (32,180,120)
----------------------------------------------------------------------------
 Private Investment Class                        (3,865,986)     (2,570,746)
----------------------------------------------------------------------------
 Personal Investment Class                           (6,603)             --
----------------------------------------------------------------------------
 Cash Management Class                             (494,924)       (218,513)
----------------------------------------------------------------------------
 Reserve Class                                     (653,105)       (505,734)
----------------------------------------------------------------------------
 Resource Class                                    (448,216)        (33,663)
----------------------------------------------------------------------------
Share transactions-net:
 Institutional Class                            (34,486,817)   (108,197,093)
----------------------------------------------------------------------------
 Private Investment Class                        58,490,952      (7,153,879)
----------------------------------------------------------------------------
 Personal Investment Class                          722,437              --
----------------------------------------------------------------------------
 Cash Management Class                            9,490,802        (961,187)
----------------------------------------------------------------------------
 Reserve Class                                   (7,411,477)     23,281,300
----------------------------------------------------------------------------
 Resource Class                                  11,867,057       3,596,950
============================================================================
  Net increase (decrease) in net assets          38,684,364     (89,434,441)
============================================================================
NET ASSETS:
 Beginning of year                            1,080,907,443   1,170,341,884
============================================================================
 End of year                                 $1,119,591,807  $1,080,907,443
____________________________________________________________________________
============================================================================
NET ASSETS CONSIST OF:
 Capital (par value and additional paid-in)  $1,119,658,158  $1,080,985,204
----------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities                             (66,351)        (77,761)
____________________________________________________________________________
============================================================================
                                             $1,119,591,807  $1,080,907,443
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
March 31, 2001

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Tax-Free Investments Co. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Company is organized as a Maryland corporation consisting of one portfolio, the Cash Reserve Portfolio (the "Fund"). The Fund offers six different classes of shares, the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.
 The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.
C. Distributions - It is the policy of the Fund to declare dividends from net investment income daily and pay monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $66,351 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2004.
E. Expenses - Distribution expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.
F. Bond Premiums - It has been the policy of the Fund to amortize market premiums on bond, but not to amortize market discounts on bonds for financial statement reporting purposes. In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premium and discount on all fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not affect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The fund expects that the impact of the adoption of this principle will not be material to the financial statements.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment agreement, AIM receives a monthly fee with respect to the Fund at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has agreed to waive fees (excluding, Rule 12b-1 distribution plan fees, interest, taxes, director's fees, federal registration fees, extraordinary items and increases in expenses due to offset expense arrangements, if any) to limit total annual Fund operating expenses to 0.20%. During the year ended March 31, 2001, AIM waived fees of $930,689.

 The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended March 31, 2001, AIM was paid $156,520 for such services.
 The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended March 31, 2001, AFS was paid $155,973 for such services.
 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. The Fund may pay may pay a service fee up to 0.25% of the average daily net assets of each Class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each class. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.50%, 0.08%, 0.80%, and 0.16% respectively, of the average daily net assets attributable to such class. During the year ended March 31, 2001, the Private Investment Class, the Personal Investment Class, the Cash management Class, the Reserve Class and the Resource Class paid $268,545, $987, $10,519, $171,559, and $19,467, respectively, as compensation under the Plan and FMC waived fees of $319,424 for the same period.
 Certain officers and directors of the Fund are officers of AIM, FMC, and AFS. During the year ended March 31, 2001, the Fund paid legal fees of $6,281 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Fund.

NOTE 3 - DIRECTORS' FEES
Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Fund may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - CAPITAL STOCK
Changes in shares outstanding during the years ended March 31, 2001 and 2000 were as follows:

                                     2001                              2000
                        --------------------------------  --------------------------------
                            SHARES           AMOUNT           SHARES           AMOUNT
                        ---------------  ---------------  ---------------  ---------------
Sold:
  Institutional Class     5,117,923,565  $ 5,117,923,565    6,322,728,466  $ 6,322,728,466
-------------------------------------------------------------------------------------------
  Private Investment
   Class                    363,659,424      363,659,424      370,686,399      370,686,399
-------------------------------------------------------------------------------------------
  Personal Investment
   Class*                     2,316,838        2,316,838               --               --
-------------------------------------------------------------------------------------------
  Cash Management Class     114,545,861      114,545,861      103,822,089      103,822,089
-------------------------------------------------------------------------------------------
  Reserve Class**           205,761,853      205,761,853      195,924,640      195,924,640
-------------------------------------------------------------------------------------------
  Resource Class***          60,393,900       60,393,900       18,257,101       18,257,101
-------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class         3,302,979        3,302,979        2,285,592        2,285,592
-------------------------------------------------------------------------------------------
  Private Investment
   Class                      2,891,461        2,891,461        2,041,123        2,041,123
-------------------------------------------------------------------------------------------
  Personal Investment
   Class*                         3,936            3,936               --               --
-------------------------------------------------------------------------------------------
  Cash Management Class         440,668          440,668          175,159          175,159
-------------------------------------------------------------------------------------------
  Reserve Class**               677,266          677,266          456,780          456,780
-------------------------------------------------------------------------------------------
  Resource Class***             400,474          400,474           22,084           22,084
-------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class    (5,155,713,361)  (5,155,713,361)  (6,433,211,151)  (6,433,211,151)
-------------------------------------------------------------------------------------------
  Private Investment
   Class                   (308,059,933)    (308,059,933)    (379,881,401)    (379,881,401)
-------------------------------------------------------------------------------------------
  Personal Investment
   Class*                    (1,598,337)      (1,598,337)              --               --
-------------------------------------------------------------------------------------------
  Cash Management Class    (105,495,727)    (105,495,727)    (104,958,435)    (104,958,435)
-------------------------------------------------------------------------------------------
  Reserve Class**          (213,850,596)    (213,850,596)    (173,100,120)    (173,100,120)
-------------------------------------------------------------------------------------------
  Resource Class***         (48,927,317)     (48,927,317)     (14,682,235)     (14,682,235)
===========================================================================================
                             38,672,954  $    38,672,954      (89,433,909) $   (89,433,909)
___________________________________________________________________________________________
===========================================================================================

*   The Personal Class commenced sales on December 4, 2000.
**  The Reserve Class commenced sales on June 1, 1999.
*** The Resource Class commenced sales on April 6, 1999.

NOTE 5 - FINANCIAL HIGHLIGHTS
The following schedule presents financial highlights for a share of the Reserve Class outstanding throughout the periods indicated.

                                                         RESERVE CLASS
                                                      -----------------------
                                                                    JUNE 1,
                                                                   1999 (DATE
                                                        YEAR         SALES
                                                        ENDED      COMMENCED)
                                                      MARCH 31,     TO MARCH
                                                        2001        31, 2000
                                                      ---------    ----------
Net asset value, beginning of period                   $  1.00      $  1.00
-------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                    0.03         0.02
===============================================================================
Less distributions from net investment income            (0.03)       (0.02)
===============================================================================
Net asset value, end of period                         $  1.00      $  1.00
_______________________________________________________________________________
===============================================================================
Total return(a)                                           3.12%        2.10%
_______________________________________________________________________________
===============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $15,871      $23,283
_______________________________________________________________________________
===============================================================================
Ratio of expenses to average net assets:
 With fee waivers                                         1.00%(b)     1.00%(c)
===============================================================================
 Without fee waivers                                      1.29%(b)     1.29%(c)
_______________________________________________________________________________
===============================================================================
Ratio of net investment income to average net assets      3.05%(b)     2.45%(c)
_______________________________________________________________________________
===============================================================================

(a) Not annualized for periods less than one year.
(b) Ratios are based on average daily net assets of $21,444,850.
(c) Annualized.

NOTE 6 - CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS (UNAUDITED)
KPMG LLP was previously the independent public accountants for the Fund. Due to an investment in another fund within The AIM Family of Funds, which KPMG LLP represented to the Fund was inadvertent, and new SEC rules regarding auditor independence, KPMG LLP resigned as Fund auditors on December 28, 2000. The Board of Directors of the Company, upon recommendation of its Audit Committee, accepted the resignation of KPMG LLP and appointed Ernst & Young LLP as independent public accountants to audit the financial statements of the Fund. KPMG LLP had served as independent public accountants for the periods in the two years ended March 31, 2000. The audit reports of KPMG LLP on the financial statements of the Fund for the periods in the two years ended March 31, 2000 did not contain any adverse opinions or disclaimer of opinions, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In connection with the audits for the periods in the two years ended March 31, 2000, there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, auditing scope or procedures, which disagreements, if not resolved to their satisfaction, would have caused them to make reference in connection with their opinions to the subject matter of the disagreement. Neither the Fund nor anyone on its behalf consulted with Ernst & Young LLP at any time prior to their engagement with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinions that might be rendered on the Fund's financial statements.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of the Cash Reserve Portfolio and
Board of Directors of AIM Tax Free Investments Co.:

We have audited the accompanying statement of assets and liabilities of the Cash Reserve Portfolio (a portfolio of AIM Tax-Free Investments Co.), including the schedule of investments, as of March 31, 2001, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended March 31, 2000, and the financial highlights for each of the years or periods in the four year period then ended were audited by other auditors whose report dated May 1, 2000, expressed an unqualified opinion on those statements and financial highlights.
 We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
 In our opinion, the 2001 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cash Reserve Portfolio at March 31, 2001, and the results of its operations, changes in its net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.


                                        /s/ Ernst & Young LLP

May 10, 2001
Houston, Texas

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Cash Reserve Portfolio (the "Fund"), a portfolio of Tax-Free Investments Co., a Maryland corporation (the "Company"), was held on May 3, 2000. The meeting was held for the following purposes:

(1)* To elect the following Directors: Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert
     H. Graham, Prema Mathai-Davis, Lewis F. Pennock and Louis S. Sklar.

(2) To approve a new Master Investment Advisory Agreement with A I M Advisors, Inc.

(3)  To approve changing the fundamental investment restrictions of the Fund.

(4) To approve changing the investment objective of the Fund and making it non-fundamental.

(5) To ratify the selection of KPMG LLP as independent accountants of the Fund for the fiscal year ending in 2000.

The results of the voting on the above matters were as follows:

                                                                     WITHHELD/
         DIRECTORS/MATTER                      VOTES FOR            ABSTENTIONS
         ----------------                      ---------            -----------
 (1)*    Charles T. Bauer..................   544,913,551                     0
         Bruce L. Crockett.................   544,913,551                     0
         Owen Daly II......................   544,913,551                     0
         Edward K. Dunn, Jr................   544,913,551                     0
         Jack M. Fields....................   544,913,551                     0
         Carl Frischling...................   536,164,631             8,748,920
         Robert H. Graham..................   544,913,551                     0
         Prema Mathai-Davis................   544,913,551                     0
         Lewis F. Pennock..................   544,913,551                     0
         Louis S. Sklar....................   544,913,551                     0
                                                            VOTES    WITHHELD/
         MATTER                                VOTES FOR   AGAINST  ABSTENTIONS
         ------                                ---------  --------- -----------
 (2)     Adjournment of approval of a new
         Master Investment Advisory
         Agreement with
         A I M Advisors, Inc...............   538,770,459    53,011 6,090,081**
 (3) (a) Adjournment of approval of
         changing the Fundamental
         Restriction on Issuer
         Diversification...................   538,770,459    53,011 6,090,081**
 (3) (b) Adjournment of approval of
         changing the Fundamental
         Restriction on Borrowing Money and
         Issuing Senior Securities.........   538,080,303   713,235 6,120,013**
 (3) (c) Adjournment of approval of
         changing the Fundamental
         Restriction on Underwriting
         Securities........................   538,236,275   557,263 6,120,013**
 (3) (d) Adjournment of approval of
         changing the Fundamental
         Restriction on Industry
         Concentration.....................   538,740,527    53,011 6,120,013**
 (3) (e) Adjournment of approval of
         changing the Fundamental
         Restriction on Purchasing or
         Selling Real Estate...............   538,584,555   208,983 6,120,013**
 (3) (f) Adjournment of approval of
         changing the Fundamental
         Restriction on Purchasing or
         Selling Commodities...............   538,236,275   557,263 6,120,013**
 (3) (g) Adjournment of approval of
         changing the Fundamental
         Restriction on Making Loans.......   538,080,303   713,235 6,120,013**
 (3) (h) Adjournment of approval of a new
         Fundamental Investment Restriction
         on Investing all of the Fund's
         Assets in an Open-End Fund........   538,726,052    67,486 6,120,013**
 (3) (i) Adjournment of approval of the
         Elimination of the Fundamental
         Restriction on Margin Transactions
         and Short Sales of Securities.....   538,078,911   210,375 6,624,265**
 (3) (j) Adjournment of approval of the
         Elimination of the Fundamental
         Restriction on Investing for the
         Purpose of Control................   538,739,135    54,403 6,120,013**
 (3) (k) Adjournment of approval of the
         Elimination of the Fundamental
         Restriction on Puts, Calls,
         Straddles, Spreads or Combinations
         Thereof...........................   538,158,144   131,142 6,624,265**
 (4)     Adjournment of approval of
         changing the Investment Objective
         and Making it Non-Fundamental.....   529,821,160 8,959,295 6,133,096**
 (5)     Ratification of the selection of
         KPMG LLP as Independent
         Accountants of the Fund...........   542,635,368         0   2,278,183

The Special Meeting of Shareholders of the Company was reconvened on May 31, 2000. The following matters were then considered:

                                                          VOTES     WITHHELD/
         MATTER                              VOTES FOR   AGAINST   ABSTENTIONS
         ------                              ---------  ---------- ------------
 (2)     Approval of a new Master
         Investment Advisory Agreement
         with A I M Advisors, Inc........   630,671,286     53,011 19,493,139**
 (3) (a) Approval of changing the
         Fundamental Restriction on
         Issuer Diversification..........   630,671,286     53,011 19,493,139**
 (3) (b) Approval of changing the
         Fundamental Restriction on
         Borrowing Money and Issuing
         Senior Securities...............   629,981,130    713,235 19,523,071**
 (3) (c) Approval of changing the
         Fundamental Restriction on
         Underwriting Securities.........   630,137,102    557,263 19,523,071**
 (3) (d) Approval of changing the
         Fundamental Restriction on
         Industry Concentration..........   630,641,354     53,011 19,523,071**
 (3) (e) Approval of changing the
         Fundamental Restriction on
         Purchasing or Selling Real
         Estate..........................   630,485,382    208,983 19,523,071**
 (3) (f) Approval of changing the
         Fundamental Restriction on
         Purchasing or Selling
         Commodities.....................   630,137,102    557,263 19,523,071**
 (3) (g) Approval of changing the
         Fundamental Restriction on
         Making Loans....................   629,981,130    713,235 19,523,071**
 (3) (h) Approval of a new Fundamental
         Investment Restriction on
         Investing all the Fund's Assets
         in an Open-End Fund.............   630,626,879     67,486 19,523,071**
 (3) (i) Approval of the Elimination of
         the Fundamental Restriction on
         Margin Transactions and Short
         Sales of Securities.............   629,979,738    210,375 20,027,323**
 (3) (j) Approval of the Elimination of
         Fundamental Restriction on
         Investing for the Purpose of
         Control.........................   630,639,962     54,403 19,523,071**
 (3) (k) Approval of the Elimination of
         Fundamental Restriction on Puts,
         Calls, Straddles, Spreads or
         Combinations Thereof............   630,058,971    131,142 20,027,323**
 (4)     Approval of changing the
         Investment Objective and Making
         it Non-Fundamental..............   533,370,016 97,311,266 19,536,154**

------
* Proposal 1 required approval by a combined vote of all the portfolios of Tax-Free Investments Co.

** Includes Broker Non-Votes

Effective September 30, 2000, Charles T. Bauer retired from his positions as an officer and trustee of the Trust and Robert H. Graham succeeded Mr. Bauer as Chairman of the Board.

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

We are required by Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end as to the federal tax status of dividends paid by the Fund during its fiscal year ended March 31, 2001.

AIM Tax-Free Cash Reserve Fund's Reserve Class shares paid ordinary dividends in the amount of $0.0308 per share during its tax year ended March 31, 2001. Of this amount, 100.00% qualified as tax-exempt interest dividends for federal income tax purposes.

For the purpose of preparing your annual federal income tax returns, however, you should report the amounts as reflected on the appropriate Form 1099-DIV.

                               DIRECTORS
Bruce L. Crockett                                           Carl Frischling              Tax-Free
Owen Daly II                                               Robert H. Graham              Investments Co.
Albert R. Dowden                                         Prema Mathai-Davis              (TFIC)
Edward K. Dunn, Jr.                                        Lewis F. Pennock
Jack M. Fields                                               Louis S. Sklar

                               OFFICERS
Robert H. Graham                                       Chairman & President
Gary T. Crum                                             Sr. Vice President              Cash Reserve
Carol F. Relihan                             Sr. Vice President & Secretary              Portfolio
Dana R. Sutton                                   Vice President & Treasurer              ------------------------------------------
Stuart W. Coco                                               Vice President              Reserve                 ANNUAL
Melville B. Cox                                              Vice President              Class                   REPORT
Karen Dunn Kelley                                            Vice President
Mary J. Benson               Assistant Vice President & Assistant Treasurer
Sheri Steward Morris         Assistant Vice President & Assistant Treasurer
Juan E. Cabrera                                         Assistant Secretary
Jim Coppedge                                            Assistant Secretary
Renee A. Friedli                                        Assistant Secretary
P. Michelle Grace                                       Assistant Secretary
John H. Lively                                          Assistant Secretary
Nancy L. Martin                                         Assistant Secretary                                      MARCH 31, 2001
Ofelia M. Mayo                                          Assistant Secretary
Lisa A. Moss                                            Assistant Secretary
Kathleen J. Pflueger                                    Assistant Secretary
Stephen R. Rimes                                        Assistant Secretary
Timothy D. Yang                                         Assistant Secretary


                           INVESTMENT ADVISOR
                          A I M Advisors, Inc.
                      11 Greenway Plaza, Suite 100
                           Houston, TX 77046-1173
                              800-347-1919

                              DISTRIBUTOR
                        Fund Management Company
                      11 Greenway Plaza, Suite 100
                         Houston, TX 77046-1173
                              800-659-1005

                               CUSTODIAN
                         The Bank of New York
                    90 Washington Street, 11th Floor
                          New York, NY 10286

                        LEGAL COUNSEL TO FUND
                 Ballard Spahr Andrews & Ingersoll, LLP
                    1735 Market Street, 51st Floor
                     Philadelphia, PA 19103-7599

                      LEGAL COUNSEL TO DIRECTORS
                 Kramer, Levin, Naftalis & Frankel LLP
                          919 Third Avenue
                         New York, NY 10022

                           TRANSFER AGENT
                     A I M Fund Services, Inc.
                   11 Greenway Plaza, Suite 100
                      Houston, TX 77046-1173

                             AUDITORS
                         Ernst & Young LLP
                     1221 McKinney, Suite 2400
                       Houston, TX 77010-2007

This report may be distributed only to current shareholders or                                 [AIM LOGO APPEARS HERE]
     to persons who have received a current prospectus.                                        --Registered Trademark--

TFIC-AR-4